LEASES Schedule of Components of Lease Expense (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 9,610
Finance lease cost	345
Short-term lease cost	1,961
ROU asset impairment	877
Sublease income	(1,032)
Total lease expenses	$ 11,761
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	7 years 1 month 6 days
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	2 months 12 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	12 years